Quarterly Report
January 31, 2024
MFS®  Lifetime®  2045 Fund
L45-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.2%
Bond Funds – 9.5%
MFS Emerging Markets Debt Fund - Class R6	410,954	$4,845,151
MFS Emerging Markets Debt Local Currency Fund - Class R6	572,179	3,232,814
MFS Global Opportunistic Bond Fund - Class R6	599,533	4,844,228
MFS High Income Fund - Class R6	2,106,908	6,447,137
MFS Inflation-Adjusted Bond Fund - Class R6	1,711,732	15,645,226
MFS Total Return Bond Fund - Class R6	1,115,723	10,632,838
		$45,647,394
International Stock Funds – 25.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	330,917	$3,990,863
MFS Blended Research International Equity Fund - Class R6	4,053,785	48,645,418
MFS Emerging Markets Equity Fund - Class R6	129,923	3,983,435
MFS International Growth Fund - Class R6	378,505	15,109,933
MFS International Intrinsic Value Fund - Class R6	404,920	15,115,651
MFS International New Discovery Fund - Class R6	520,366	16,006,451
MFS Research International Fund - Class R6	842,013	18,364,313
		$121,216,064
Non-Traditional Funds – 9.4%
MFS Commodity Strategy Fund - Class R6	6,398,642	$22,459,233
MFS Global Real Estate Fund - Class R6	1,377,022	22,335,300
		$44,794,533
U.S. Stock Funds – 53.5%
MFS Blended Research Core Equity Fund - Class R6	669,672	$21,931,751
MFS Blended Research Growth Equity Fund - Class R6	1,168,213	23,446,030
MFS Blended Research Mid Cap Equity Fund - Class R6	3,487,507	45,930,475
MFS Blended Research Small Cap Equity Fund - Class R6	735,346	11,008,129
MFS Blended Research Value Equity Fund - Class R6	1,674,477	25,401,816
MFS Growth Fund - Class R6	129,240	23,411,850
MFS Mid Cap Growth Fund - Class R6 (a)	776,767	22,945,702
MFS Mid Cap Value Fund - Class R6	759,054	22,991,765
MFS New Discovery Fund - Class R6 (a)	191,632	5,528,573
MFS New Discovery Value Fund - Class R6	320,694	5,509,526
MFS Research Fund - Class R6	407,429	21,931,887
MFS Value Fund - Class R6	536,864	25,506,393
		$255,543,897
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.4% (v)	6,566,606	$6,567,263
Total Investment Companies		$473,769,151

Other Assets, Less Liabilities – 0.8%		3,919,014
Net Assets – 100.0%		$477,688,165
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $473,769,151.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$473,769,151	$—	$—	$473,769,151
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,632,616	$1,959,288	$2,970,155	$(11,621)	$3,321,623	$21,931,751
MFS Blended Research Emerging Markets Equity Fund	3,408,397	770,427	130,708	(2,317)	(54,936)	3,990,863
MFS Blended Research Growth Equity Fund	21,094,731	1,692,977	4,858,020	546,354	4,969,988	23,446,030
MFS Blended Research International Equity Fund	40,420,848	8,471,254	812,176	(27,766)	593,258	48,645,418
MFS Blended Research Mid Cap Equity Fund	37,909,235	5,510,765	3,030,706	25,327	5,515,854	45,930,475
MFS Blended Research Small Cap Equity Fund	9,241,536	1,527,698	1,297,778	43,214	1,493,459	11,008,129
MFS Blended Research Value Equity Fund	21,009,775	3,080,444	850,446	(935)	2,162,978	25,401,816
MFS Commodity Strategy Fund	18,379,520	6,140,604	1,725,155	(549,801)	214,065	22,459,233
MFS Emerging Markets Debt Fund	3,026,203	1,765,110	50,992	(16,629)	121,459	4,845,151
MFS Emerging Markets Debt Local Currency Fund	2,014,988	1,214,873	17,267	(3,550)	23,770	3,232,814
MFS Emerging Markets Equity Fund	3,427,247	784,026	133,937	(1,658)	(92,243)	3,983,435
MFS Global Opportunistic Bond Fund	3,016,700	1,804,090	67,911	(15,132)	106,481	4,844,228
MFS Global Real Estate Fund	18,726,248	5,156,148	1,784,180	(10,151)	247,235	22,335,300
MFS Growth Fund	21,172,671	2,978,271	4,968,945	392,926	3,836,927	23,411,850
MFS High Income Fund	4,025,673	2,352,560	96,402	(17,253)	182,559	6,447,137
MFS Inflation-Adjusted Bond Fund	12,289,077	4,463,529	561,759	(142,636)	(402,985)	15,645,226
MFS Institutional Money Market Portfolio	375,108	15,914,369	9,722,210	(32)	28	6,567,263
MFS International Growth Fund	12,689,973	2,725,966	175,356	(7,183)	(123,467)	15,109,933
MFS International Intrinsic Value Fund	12,655,946	3,706,532	317,793	(46,862)	(882,172)	15,115,651
MFS International New Discovery Fund	13,686,098	3,054,651	417,584	(30,118)	(286,596)	16,006,451
MFS Mid Cap Growth Fund	18,970,013	2,382,229	1,471,251	34,511	3,030,200	22,945,702
MFS Mid Cap Value Fund	19,054,141	3,556,881	902,900	3,277	1,280,366	22,991,765
MFS New Discovery Fund	4,623,068	962,844	397,856	(39,141)	379,658	5,528,573
MFS New Discovery Value Fund	4,629,365	1,221,356	450,241	(1,047)	110,093	5,509,526
MFS Research Fund	19,657,516	2,943,817	2,454,559	(8,144)	1,793,257	21,931,887
MFS Research International Fund	15,133,658	3,358,543	205,571	(8,147)	85,830	18,364,313
MFS Total Return Bond Fund	10,320,093	2,684,181	2,302,940	(426,399)	357,903	10,632,838
MFS Value Fund	20,972,991	5,096,222	672,489	(19,350)	129,019	25,506,393
	$391,563,435	$97,279,655	$42,847,287	$(340,263)	$28,113,611	$473,769,151
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$222,274	$631,542
MFS Blended Research Emerging Markets Equity Fund	107,317	—
MFS Blended Research Growth Equity Fund	160,931	—
MFS Blended Research International Equity Fund	1,341,869	—
MFS Blended Research Mid Cap Equity Fund	537,627	559,063
MFS Blended Research Small Cap Equity Fund	100,197	—
MFS Blended Research Value Equity Fund	378,089	517,865
MFS Commodity Strategy Fund	471,533	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$185,306	$—
MFS Emerging Markets Debt Local Currency Fund	99,642	—
MFS Emerging Markets Equity Fund	104,341	—
MFS Global Opportunistic Bond Fund	94,317	—
MFS Global Real Estate Fund	432,156	—
MFS Growth Fund	—	1,091,208
MFS High Income Fund	237,363	—
MFS Inflation-Adjusted Bond Fund	539,305	—
MFS Institutional Money Market Portfolio	90,340	—
MFS International Growth Fund	251,674	167,382
MFS International Intrinsic Value Fund	295,670	1,314,319
MFS International New Discovery Fund	302,013	338,535
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	355,362	313,931
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	146,864	188,277
MFS Research Fund	181,394	1,269,743
MFS Research International Fund	327,675	—
MFS Total Return Bond Fund	360,906	—
MFS Value Fund	337,559	1,546,847
	$7,661,724	$7,938,712
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